AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 18.5%
Banks - 10.6%
Bank of Ireland Group PLC	1,203,583	$7,182,993
Erste Group Bank AG	216,970	7,974,439
ICICI Bank Ltd.	1,307,360	7,526,119
KBC Group NV	82,100	5,739,678
Mediobanca Banca di Credito Finanziario SpA	574,120	5,977,784
Mitsubishi UFJ Financial Group, Inc.	1,404,500	6,946,364

		41,347,377

Capital Markets - 2.2%
Credit Suisse Group AG (a)	726,887	8,472,900

Consumer Finance - 0.8%
Hitachi Capital Corp.	128,100	2,974,962

Insurance - 4.9%
Allianz SE	38,410	8,559,571
PICC Property & Casualty Co., Ltd.-Class H	3,872,000	4,407,908
Swiss Re AG	61,440	6,005,461

		18,972,940

		71,768,179

Industrials - 11.5%
Aerospace & Defense - 8.6%
AerCap Holdings NV (a)	74,160	3,451,406
Airbus SE	73,370	9,724,181
BAE Systems PLC	811,600	5,101,525
Leonardo SpA	554,321	6,456,050
MTU Aero Engines AG	21,930	4,970,676
Rolls-Royce Holdings PLC (a)	306,267	3,606,782

		33,310,620

Airlines - 2.9%
Japan Airlines Co., Ltd.	209,600	7,386,206
Qantas Airways Ltd.	989,190	3,980,434

		11,366,640

		44,677,260

Consumer Discretionary - 11.5%
Auto Components - 4.3%
Hankook Tire Co., Ltd.	71,882	2,371,580
Magna International, Inc.-Class A	120,220	5,853,512
NGK Spark Plug Co., Ltd.	267,900	4,989,761
Valeo SA	119,570	3,471,441

		16,686,294

Automobiles - 3.0%
Peugeot SA	268,170	6,543,785
Subaru Corp.	226,600	5,173,882

		11,717,667

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 1.4%
GVC Holdings PLC (b)	744,560	$5,428,290

Household Durables - 0.5%
Nikon Corp. (b)	135,500	1,915,785

Textiles, Apparel & Luxury Goods - 2.3%
HUGO BOSS AG	68,260	4,667,249
Pandora A/S	86,250	4,038,149

		8,705,398

		44,453,434

Consumer Staples - 10.6%
Beverages - 1.4%
Coca-Cola Bottlers Japan Holdings, Inc.	136,600	3,474,632
Coca-Cola European Partners PLC (a)	39,940	2,066,495

		5,541,127

Food Products - 2.9%
Orkla ASA	794,440	6,101,126
WH Group Ltd. (c)	4,704,500	5,032,057

		11,133,183

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	64,660	6,606,598

Tobacco - 4.6%
British American Tobacco PLC	235,290	9,815,782
Japan Tobacco, Inc.	329,500	8,160,994

		17,976,776

		41,257,684

Materials - 10.4%
Chemicals - 3.5%
Air Water, Inc.	232,800	3,381,293
Johnson Matthey PLC	157,200	6,446,626
Tosoh Corp.	246,000	3,838,390

		13,666,309

Construction Materials - 1.6%
Buzzi Unicem SpA	298,430	6,114,188

Containers & Packaging - 1.1%
BillerudKorsnas AB (b)	321,910	4,275,021

Metals & Mining - 4.2%
BlueScope Steel Ltd.	380,808	3,779,706
First Quantum Minerals Ltd.	299,610	3,396,634
Norsk Hydro ASA	1,251,890	5,091,188
Yamato Kogyo Co., Ltd.	154,600	4,228,167

		16,495,695

		40,551,213

Company	Shares	U.S. $ Value
Energy - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
JXTG Holdings, Inc.	1,464,400	$6,684,897
PetroChina Co., Ltd.-Class H	9,160,000	5,996,256
Petroleo Brasileiro SA (Preference Shares)	543,500	3,895,082
Repsol SA	469,656	8,035,002
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	408,410	12,813,412
Royal Dutch Shell PLC-Class A	87,444	2,748,008

		40,172,657

Health Care - 10.1%
Health Care Equipment & Supplies - 1.2%
Hoya Corp.	68,400	4,530,626

Pharmaceuticals - 8.9%
Novo Nordisk A/S-Class B	228,950	11,966,149
Ono Pharmaceutical Co., Ltd.	299,200	5,879,406
Roche Holding AG	45,240	12,466,102
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	285,200	4,471,936

		34,783,593

		39,314,219

Information Technology - 5.2%
Communications Equipment - 1.8%
Nokia Oyj	1,223,160	6,967,880

Semiconductors & Semiconductor Equipment - 2.4%
SCREEN Holdings Co., Ltd. (b)	67,800	2,742,683
Taiwan Semiconductor Manufacturing Co., Ltd.	849,000	6,799,689

		9,542,372

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	95,870	3,781,394

		20,291,646

Communication Services - 4.9%
Diversified Telecommunication Services - 3.4%
China Unicom Hong Kong Ltd.	5,544,000	7,058,761
Nippon Telegraph & Telephone Corp.	144,200	6,147,403

		13,206,164

Entertainment - 1.5%
Nintendo Co., Ltd.	19,700	5,647,809

		18,853,973

Utilities - 4.4%
Electric Utilities - 3.3%
EDP-Energias de Portugal SA	1,163,800	4,578,855
Enel SpA	1,285,120	8,234,797

		12,813,652

Gas Utilities - 1.1%
ENN Energy Holdings Ltd.	438,000	4,239,340

		17,052,992

Company	Shares	U.S. $ Value
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Aroundtown SA	659,910	$5,443,295

Total Common Stocks (cost $396,769,540)		383,836,552

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $1,071,900)	1,071,900	1,071,900

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $397,841,440)		384,908,452

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $7,336,900)	7,336,900	7,336,900

Total Investments - 101.0% (cost $405,178,340) (g)		392,245,352
Other assets less liabilities - (1.0)%		(4,011,446)

Net Assets - 100.0%		$388,233,906

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	781	USD	595	4/16/19	$9,908
Bank of America, NA	EUR	1,172	USD	1,346	4/16/19	30,103
Bank of America, NA	GBP	1,520	USD	2,006	4/16/19	24,839
Bank of America, NA	JPY	113,201	USD	1,051	4/16/19	28,399
Bank of America, NA	NOK	47,238	USD	5,575	4/16/19	94,636
Bank of America, NA	USD	1,124	GBP	876	4/16/19	17,747
Bank of America, NA	USD	647	JPY	71,330	4/16/19	(2,825)
Bank of America, NA	EUR	1,729	USD	1,971	7/16/19	14,549
Bank of America, NA	USD	1,042	HKD	8,156	7/16/19	(200)
Bank of America, NA	USD	1,169	JPY	128,266	7/16/19	(1,892)
Barclays Bank PLC	CAD	9,880	USD	7,478	4/16/19	81,742
Barclays Bank PLC	ILS	10,082	USD	2,766	4/16/19	(12,170)
Barclays Bank PLC	JPY	112,819	USD	1,049	4/16/19	30,295
Barclays Bank PLC	USD	963	AUD	1,356	4/16/19	(35)
Barclays Bank PLC	CNY	6,578	USD	967	4/17/19	(12,031)
Barclays Bank PLC	USD	1,658	CNY	11,198	4/17/19	8,286
Barclays Bank PLC	USD	730	CNY	4,901	4/17/19	(839)
Barclays Bank PLC	KRW	8,277,315	USD	7,359	5/16/19	73,831
Barclays Bank PLC	USD	3,661	KRW	4,108,029	5/16/19	(45,757)
Barclays Bank PLC	TWD	14,608	USD	476	6/10/19	1,355
Barclays Bank PLC	TWD	178,151	USD	5,780	6/10/19	(7,841)
Barclays Bank PLC	USD	1,270	INR	88,591	7/16/19	(10,851)
Citibank, NA	AUD	1,466	USD	1,039	4/16/19	(2,462)
Citibank, NA	EUR	3,610	USD	4,155	4/16/19	100,992

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	GBP	4,657	USD	6,091	4/16/19	$21,188
Citibank, NA	ILS	2,148	USD	598	4/16/19	6,142
Citibank, NA	JPY	175,464	USD	1,596	4/16/19	10,893
Citibank, NA	TRY	8,135	USD	1,465	4/16/19	37,650
Citibank, NA	USD	1,722	AUD	2,377	4/16/19	(33,761)
Citibank, NA	USD	3,682	CHF	3,631	4/16/19	(30,570)
Citibank, NA	USD	2,431	JPY	270,314	4/16/19	10,548
Citibank, NA	USD	2,283	JPY	251,218	4/16/19	(13,669)
Citibank, NA	USD	1,014	NOK	8,754	4/16/19	1,334
Citibank, NA	USD	769	NZD	1,124	4/16/19	(3,343)
Citibank, NA	EUR	2,240	USD	2,559	7/16/19	23,452
Citibank, NA	INR	418,145	USD	5,906	7/16/19	(38,108)
Citibank, NA	JPY	283,565	USD	2,589	7/16/19	9,063
Citibank, NA	USD	640	CHF	632	7/16/19	895
Citibank, NA	USD	709	GBP	536	7/16/19	(7,231)
Citibank, NA	USD	2,134	JPY	233,407	7/16/19	(10,276)
Credit Suisse International	EUR	3,933	USD	4,515	4/16/19	97,544
Credit Suisse International	GBP	502	USD	653	4/16/19	(1,382)
Credit Suisse International	JPY	208,067	USD	1,890	4/16/19	10,270
Credit Suisse International	SEK	19,835	USD	2,156	4/16/19	20,588
Credit Suisse International	USD	3,427	EUR	3,008	4/16/19	(49,160)
Credit Suisse International	USD	892	GBP	695	4/16/19	13,821
Credit Suisse International	USD	1,609	SEK	14,386	4/16/19	(59,754)
Deutsche Bank AG	USD	3,391	CHF	3,318	4/16/19	(54,507)
Deutsche Bank AG	USD	1,051	GBP	827	4/16/19	26,738
Deutsche Bank AG	USD	923	ILS	3,329	4/16/19	(6,117)
Goldman Sachs Bank USA	CAD	1,497	USD	1,131	4/16/19	10,626
Goldman Sachs Bank USA	JPY	108,670	USD	989	4/16/19	7,808
Goldman Sachs Bank USA	USD	1,198	AUD	1,665	4/16/19	(14,945)
Goldman Sachs Bank USA	USD	1,252	HKD	9,816	4/16/19	(1,177)
Goldman Sachs Bank USA	EUR	3,690	USD	4,220	7/16/19	44,031
JPMorgan Chase Bank, NA	AUD	2,320	USD	1,634	4/16/19	(13,505)
JPMorgan Chase Bank, NA	USD	1,310	EUR	1,141	4/16/19	(28,862)
JPMorgan Chase Bank, NA	USD	2,453	HKD	19,227	4/16/19	(2,208)
JPMorgan Chase Bank, NA	USD	1,522	JPY	166,165	4/16/19	(20,573)
JPMorgan Chase Bank, NA	USD	1,452	TRY	8,135	4/16/19	(24,097)
JPMorgan Chase Bank, NA	USD	1,203	JPY	132,297	7/16/19	47
Morgan Stanley & Co., Inc.	EUR	2,671	USD	3,078	4/16/19	77,989
Morgan Stanley & Co., Inc.	GBP	2,180	USD	2,878	4/16/19	37,513
Morgan Stanley & Co., Inc.	GBP	405	USD	520	4/16/19	(7,589)
Morgan Stanley & Co., Inc.	JPY	329,727	USD	3,032	4/16/19	53,681
Morgan Stanley & Co., Inc.	USD	1,228	AUD	1,755	4/16/19	18,215
Morgan Stanley & Co., Inc.	USD	5,606	EUR	4,903	4/16/19	(99,541)
Morgan Stanley & Co., Inc.	USD	1,925	JPY	214,351	4/16/19	10,915
Morgan Stanley & Co., Inc.	USD	795	JPY	86,814	4/16/19	(10,460)
Morgan Stanley & Co., Inc.	CNY	2,919	USD	436	4/17/19	1,074
Morgan Stanley & Co., Inc.	KRW	432,893	USD	386	5/16/19	4,624
Morgan Stanley & Co., Inc.	USD	2,057	CLP	1,375,811	5/23/19	(35,510)
Morgan Stanley & Co., Inc.	EUR	2,787	USD	3,171	7/16/19	16,436
Morgan Stanley & Co., Inc.	USD	1,311	EUR	1,157	7/16/19	(1,377)
Morgan Stanley & Co., Inc.	USD	1,938	JPY	211,302	7/16/19	(16,238)
Natwest Markets PLC	EUR	1,140	USD	1,314	4/16/19	33,738
Natwest Markets PLC	JPY	517,727	USD	4,788	4/16/19	110,948
Natwest Markets PLC	USD	17,250	AUD	23,917	4/16/19	(263,348)
Natwest Markets PLC	USD	532	CAD	714	4/16/19	2,358
Natwest Markets PLC	USD	767	EUR	667	4/16/19	(17,740)
Natwest Markets PLC	USD	1,930	JPY	214,911	4/16/19	11,031
Natwest Markets PLC	USD	871	KRW	981,016	5/16/19	(7,434)
Natwest Markets PLC	USD	5,231	SGD	7,047	7/16/19	(21,177)
Northern Trust Co.	USD	35,222	GBP	27,323	4/16/19	389,757
Societe Generale	EUR	1,562	USD	1,779	4/16/19	24,449
Standard Chartered Bank	BRL	14,918	USD	3,912	4/02/19	101,925
Standard Chartered Bank	USD	3,840	BRL	14,918	4/02/19	(29,949)
Standard Chartered Bank	HKD	21,324	USD	2,725	4/16/19	7,534
Standard Chartered Bank	JPY	381,984	USD	3,452	4/16/19	1,071
Standard Chartered Bank	USD	1,715	JPY	189,045	4/16/19	(7,226)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	6,152	SEK	54,594	4/16/19	$(274,246)
Standard Chartered Bank	CNY	6,613	USD	985	4/17/19	501
Standard Chartered Bank	CNY	143,167	USD	21,075	4/17/19	(234,712)
Standard Chartered Bank	BRL	7,459	USD	1,922	5/03/19	20,876
Standard Chartered Bank	INR	53,627	USD	759	7/16/19	(3,714)
Standard Chartered Bank	USD	882	JPY	96,266	7/16/19	(6,234)
State Street Bank & Trust Co.	CAD	520	USD	393	4/16/19	3,465
State Street Bank & Trust Co.	EUR	2,639	USD	3,015	4/16/19	50,887
State Street Bank & Trust Co.	GBP	414	USD	543	4/16/19	3,170
State Street Bank & Trust Co.	GBP	1,753	USD	2,274	4/16/19	(10,441)
State Street Bank & Trust Co.	HKD	9,571	USD	1,222	4/16/19	2,045
State Street Bank & Trust Co.	USD	823	AUD	1,147	4/16/19	(8,738)
State Street Bank & Trust Co.	USD	423	CAD	566	4/16/19	1,161
State Street Bank & Trust Co.	USD	6,301	EUR	5,509	4/16/19	(113,798)
State Street Bank & Trust Co.	USD	236	HKD	1,852	4/16/19	(206)
State Street Bank & Trust Co.	USD	5,565	JPY	620,577	4/16/19	41,444
State Street Bank & Trust Co.	USD	59	JPY	6,423	4/16/19	(771)
State Street Bank & Trust Co.	USD	790	SEK	7,264	4/16/19	(7,434)
State Street Bank & Trust Co.	EUR	7,608	USD	8,638	7/16/19	27,705
State Street Bank & Trust Co.	HKD	26,676	USD	3,408	7/16/19	(263)
State Street Bank & Trust Co.	USD	1,654	EUR	1,442	7/16/19	(21,854)
State Street Bank & Trust Co.	USD	225	JPY	24,807	7/16/19	1,060
State Street Bank & Trust Co.	USD	371	JPY	40,667	7/16/19	(1,462)
UBS AG	JPY	143,489	USD	1,324	4/16/19	28,211
UBS AG	USD	1,721	EUR	1,499	4/16/19	(37,113)
UBS AG	USD	928	EUR	814	7/16/19	(6,605)
UBS AG	USD	970	JPY	106,380	7/16/19	(2,261)

						$195,514

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of this security amounted to $5,032,057 or 1.3% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,383,430 and gross unrealized depreciation of investments was $(47,120,904), resulting in net unrealized depreciation of $(12,737,474).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

21.8%	Japan
12.5%	United Kingdom
7.9%	Germany
7.0%	Switzerland
7.0%	Italy
5.6%	China
5.1%	France
4.1%	Denmark
2.9%	Norway
2.8%	Ireland
2.4%	Canada
2.1%	Spain
2.1%	Austria
16.4%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Australia, Belgium, Brazil, Finland, Hong Kong, India, Israel, Portugal, South Korea, Sweden and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$71,768,179		$	– 0	–	$71,768,179
Industrials		3,451,406		41,225,854			– 0	–	44,677,260
Consumer Discretionary		12,263,241		32,190,193			– 0	–	44,453,434
Consumer Staples		2,066,495		39,191,189			– 0	–	41,257,684
Materials		3,396,634		37,154,579			– 0	–	40,551,213
Energy		3,895,082		36,277,575			– 0	–	40,172,657
Health Care		4,471,936		34,842,283			– 0	–	39,314,219
Information Technology		– 0	–	20,291,646			– 0	–	20,291,646
Communication Services		– 0	–	18,853,973			– 0	–	18,853,973
Utilities		– 0	–	17,052,992			– 0	–	17,052,992
Real Estate		– 0	–	5,443,295			– 0	–	5,443,295
Short-Term Investments		1,071,900		– 0	–		– 0	–	1,071,900
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		7,336,900		– 0	–		– 0	–	7,336,900

Total Investments in Securities		37,953,594		354,291,758	(a)		– 0	–	392,245,352
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	1,953,103			– 0	–	1,953,103
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,757,589)			– 0	–	(1,757,589)

Total		$37,953,594		$354,487,272		$	– 0	–	$392,440,866

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,030	$27,882	$30,840	$1,072	$17
Government Money Market Portfolio*	5,149	11,718	9,530	7,337	29

Total	$9,179	$39,600	$40,370	$8,409	$46

*	Investments of cash collateral for securities lending transactions.